Cover Page	Nov. 19, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 19, 2020
Entity Registrant Name	Consolidated Edison, Inc
Entity Incorporation, State or Country Code	NY
Entity File Number	1-14514
Entity Tax Identification Number	13-3965100
Entity Address, Address Line One	4 Irving Place,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	460-4600
Title of 12(b) Security	Common Shares ($.10 par value)
Trading Symbol	ED
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001047862
Amendment Flag	false
CECONY
Entity Information [Line Items]
Entity Registrant Name	Consolidated Edison Company of New York, Inc.
Entity Incorporation, State or Country Code	NY
Entity File Number	1-1217
Entity Tax Identification Number	13-5009340
Entity Address, Address Line One	4 Irving Place,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Entity Central Index Key	0000023632